Other disclosures - Overview of Subsidiaries and Subsequent Events(Details) € in Millions		12 Months Ended
	Mar. 16, 2018 EUR (€)	Dec. 31, 2017 subsidiary
Subsequent Event
Subsequent Events
VLAIO grant awarded | €	€ 2.5
Netherlands
Disclosure of subsidiaries [line items]
Participation ( as a percent)		100.00%
Belgium | ARGENX BVBA
Disclosure of subsidiaries [line items]
Number of subsidiaries		1
Participation ( as a percent)		100.00%
United States | ARGENX US INC
Disclosure of subsidiaries [line items]
Number of subsidiaries		1
Participation ( as a percent)		100.00%